Acquisition and Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statements [Line Items]
Net loss		$ 6	$ (691)
SalvaRx
Statements [Line Items]
Net loss	(5,160)
Net loss applicable to common stockholders	$ (3,920)
Net loss per share, basic and diluted	$ (0.01)